As filed with the Securities and Exchange Commission on July 27, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07737

The Purisima Funds

13100 Skyline Blvd
Woodside, California 94062-4547

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California  91741

(650) 851-7925

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments
May 31, 2009 (Unaudited)
Purisima All-Purpose Fund

Shares/Principal Amount		Value

U.S. TREASURY NOTE - 41.3%
10,000	4.000%, 09/30/2009	$10,127
10,000	5.125%, 06/30/2011	10,863
TOTAL U.S. TREASURY NOTES (Cost $20,773)		20,990

MUTUAL FUNDS - 49.7%
25,227	SEI Daily Income Trust Government Fund	25,227

TOTAL MUTUAL FUNDS (Cost $25,227)		25,227

Total Investments (Cost $46,000) - 91.0%		46,217
Other Assets in Excess of Liabilities - 9.0%		4,589
TOTAL NET ASSETS - 100.0%		50,806

+ At May 31, 2009, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes		$46,000
Gross tax unrealized appreciation		217
Gross tax unrealized depreciation		-
Net tax unrealized appreciation		$217

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at May 31, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of May 31, 2009:
	Investments	Other
	in	Financial
Description	Securities	Instruments++
Level 1 - Quoted prices	$25,227	$-
Level 2 - Other significant observable inputs	$20,990	$-
Level 3 - Significant unobservable inputs	$	$-
Total	$46,217	$-

++Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Schedule of Investments
May 31, 2009 (Unaudited)
Purisima Total Return

Shares/Principal Amount		Value

COMMON STOCKS - 98.7%

Australia - 1.8%
101,000	BHP Billiton, Ltd. - ADR	$5,680,240

Brazil - 4.4%
10,800	Banco Bradesco SA	164,916
10,527	Companhia Energetica de Minas Gerais - ADR	139,272
15,300	Companhia Siderurgica Nacional SA - ADR	375,156
11,000	Empresa Brasileira de Aeronautica SA (Embraer) - ADR	210,980
25,800	Gerdau SA - ADR	268,320
184,700	Petroleo Brasileiro SA - ADR	8,132,341
230,900	Vale SA - ADR	4,421,735
40,200	Weg SA	326,487
		14,039,207
Canada - 1.3%
72,500	EnCana Corporation	4,018,675

China - 3.2%
450	Baidu.com - ADR (a)	118,778
138,500	China Cosco Holdings Company, Ltd.	189,377
3,400	China Life Insurance Company, Ltd. - ADR	188,496
175,000	China Mobile Hong Kong, Ltd. - ADR	8,611,750
162,000	China Oilfield Services, Ltd.	176,581
3,450	China Petroleum & Chemical Corporation - ADR	282,900
2,600	CNOOC, Ltd. - ADR	348,452
366,000	Industrial & Commercial Bank of China, Ltd.	230,395
46,400	Weichai Power Company, Ltd.	174174
		10,320,903
Czech Republic - 0.0%
3,000	Cez AS	135,410

Finland - 1.4%
296,400	Nokia Corporation - ADR	4,534,920

France - 4.0%
25,700	AXA	476,316
173,550	AXA - ADR	3,271,418
45,600	BNP Paribas SA	3,142,671
104,708	Total SA - ADR	6,036,416
		12,926,821
Germany - 5.7%
139,400	BASF AG - ADR	5,875,989
17,600	E.ON AG	620,289
129,900	E.ON AG - ADR	4,613,217
100,900	Siemens AG - ADR	7,410,096
		18,519,591
Hong Kong - 1.1%
283,800	Cheung Kong Holdings, Ltd. - ADR	3,507,059

Schedule of Investments
May 31, 2009 (Unaudited)
Purisima Total Return

Shares/Principal Amount		Value

India - 0.2%
1,600	HDFC Bank, Ltd. - ADR	$159,200
5,400	ICICI Bank, Ltd. - ADR	168,156
1,800	Reliance Industries, Ltd. - GDR 144A	173,629
11,100	Sterlite Industries India, Ltd. - ADR	146,187
		647,172
Indonesia - 0.2%
264,500	Bank Rakyat Tbk PT	160,653
572,400	Bumi Resources Tbk PT	109,029
385,000	International Nickel Indonesia Tbk PT	134,694
456,500	Medco Energi Internasional Tbk PT	146,399
6,600	Telekomunikasi Indonesia Tbk PT - ADR	195,228
		746,003
Israel - 0.1%
4,900	Teva Pharmaceutical Industries, Ltd. - ADR	227,164

Italy - 0.9%
141,532	Intesa Sanpaolo SpA - ADR	3,013,981

Japan - 5.5%
150,000	Honda Motor Company, Ltd. -ADR	4,354,500
454,200	Mitsubishi UFJ Financial Group, Incorporated - ADR	2,879,628
283,800	Nomura Holdings, Incorporated	2,132,670
260,900	Panasonic Corporation - ADR	3,751,742
86,200	Sony Corporation	2,257,231
57,500	Sumitomo Mitsui Financial Group, Incorporated	2,214,788
48,400	Sumitomo Mitsui Financial Group, Incorporated - ADR	186,084
		17,776,643

Malaysia - 0.1%
52,200	Bumiputra - Commerce Holdings BHD	127,718
106,000	Genting BHD	165,317
226,600	MMC Corporation BHD	114,775
		407,810
Mexico - 1.4%
99,500	America Movil SA de CV - ADR	3,813,835
218,403	Grupo Mexico SA de CV	209,085
17,700	Industrias Penoles SA de CV	268,496
6,000	Wal-Mart De Mexico SA de CV - ADR	176,679
		4,468,095
Netherlands - 2.6%
197,827	ING Groep NV - ADR	2,100,923
264,400	Unilever NV - ADR	6,329,736
		8,430,659
Norway - 0.0%
0	StatoilHydro ASA	5

Philippines - 0.1%
4,300	Philippine Long Distance Telephone - ADR	203,820

Schedule of Investments
May 31, 2009 (Unaudited)
Purisima Total Return

Shares/Principal Amount		Value

Poland - 0.1%
1,900	Bank Pekao SA - GDR	$64,672
900	Bre Bank SA (a)	41,528
2,800	KGHM Polska Miedz SA - GDR	123,318
		229,518
Russian Federation - 0.1%
3,000	LUKOIL - ADR	157,200
1,400	OAO Gazprom - ADR	32,368
9,900	OAO Gazprom - Sponsored ADR	228,393
		417,961
South Africa - 0.2%
3,400	Anglo Platinum, Ltd. - ADR	234,707
10,300	MTN Group Ltd.	149,334
5,500	Sasol, Ltd. - ADR	207,845
		591,886
South Korea - 0.7%
7,000	Daewoo Securities Company, Ltd.	114,612
3,500	Daewoo Shipbuilding & Marine Engineering Company, Ltd. - GDR	114,303
1,200	Daewoo Shipbuilding & Marine Engineering Company, Ltd. - Sponsored GDR 144A	39,200
2,300	Hyundai Dept. Store	151,550
1,400	Hyundai Heavy Industries Company, Ltd.	239,822
2,800	KB Financial Group, Incorporated - ADR (a)	89,488
700	Lotte Shopping Company	133,854
3,425	POSCO - ADR	287,323
750	Samsung Electronic Company, Ltd.	166,125
500	Samsung Electronics Company, Ltd. - GDR	111,146
900	Samsung Fire & Marine Insurance Company	131,225
2,500	Samsung Securities Company, Ltd.	143,614
1,800	Shinhan Financial Group Company, Ltd. - ADR	91,764
3,600	SK Energy Company, Ltd.	304,040
2,400	Woori Finance Holdings Company, Ltd. - ADR (a)	64,392
7,500	Woori Investment & Securities Company, Ltd.	99,793
		2,282,251
Spain - 3.0%
495,675	Banco Santander Central Hispano SA - ADR	5,323,549
67,700	Telefonica SA - ADR	4,395,084
		9,718,633
Switzerland -9.6%
321,800	Abb, Ltd. - ADR	5,296,828
166,800	Credit Suisse Group - ADR	7,477,644
168,050	Nestle SA	6,090,593
48,400	Roche Holding AG	6,599,588
44,306	Transocean Ltd (a)	3,521,441
133,833	UBS AG (a)	2,011,502
		30,997,596
Taiwan - 0.4%
35,480	Advanced Semiconductor Engineering, Incorporated - ADR	113,181
18,000	Asustek Computer, Incorporated - GDR	126,360
46,519	Hon Hai Precision - GDR	325,630
20,342	Siliconware Precision Industries, Ltd. - ADR	150,531
43,518	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	476,087
		1,191,789
Turkey - 0.0%
6,800	Turkcell Iletisim Hizmet AS - ADR	90,508

Schedule of Investments
May 31, 2009 (Unaudited)
Purisima Total Return

Shares/Principal Amount		Value

United Kingdom - 3.0%
13,003	Anglo American Plc	$373,466
170,000	Anglo American Plc - ADR	2,439,500
74,350	GlaxoSmithKline Plc - ADR	2,506,338
24,625	Rio Tinto Plc - ADR	4,467,960
		9,787,264
United States - 47.6%
147,150	Anadarko Petroleum Corporation	7,030,827
343,000	Applied Materials, Incorporated	3,862,180
139,200	Carnival Corporation	3,541,248
120,500	Caterpillar, Incorporated	4,272,930
394,000	Cisco Systems, Incorporated (a)	7,289,000
162,000	The Coca-Cola Company	7,963,920
104,700	ConocoPhillips	4,799,448
72,000	Devon Energy Corporation	4,553,280
119,500	Dover Corporation	3,757,080
221,700	Electronic Arts, Incorporated (a)	5,096,883
352,550	EMC Corporation (a)	4,142,462
128,500	Fortune Brands, Incorporated	4,498,785
125,300	Freeport-McMoRan Copper & Gold, Incorporated	6,820,079
238,850	General Electric Company	3,219,698
151,900	Hewlett-Packard Company	5,217,765
89,900	Honeywell International, Incorporated	2,981,084
330,700	Intel Corporation	5,198,604
94,000	Johnson & Johnson	5,185,040
131,200	Merck & Company, Incorporated	3,618,496
269,600	Microsoft Corporation	5,631,944
102,700	Nucor Corporation	4,509,557
131,700	Occidental Petroleum Corporation	8,838,387
336,400	Oracle Corporation	6,590,076
276,600	Pfizer, Incorporated	4,201,554
99,200	PPG Industries, Incorporated	4,411,424
69,225	Procter & Gamble Company	3,595,547
121,300	Schlumberger Ltd.	6,941,999
75,000	Target Corporation	2,947,500
24,766	Time Warner Cable, Incorporated	762,545
98,666	Time Warner, Incorporated	2,310,758
92,900	United Technologies Corporation	4887469
100,900	Wal-Mart Stores, Incorporated	5,018,766
		153,696,335

TOTAL COMMON STOCKS (Cost $368,232,887)		318,607,919

PREFERRED STOCKS - 0.4%
Brazil - 0.4%
24,750	Banco Itau Holding Financeira SA	397,237
3,100	Companhia de Bebidas das Americas (AmBev) - ADR	203,050
34,000	Lojas Americanas SA	162,777
27,100	Vale SA - ADR	439,833
		1,202,897

TOTAL PREFERRED STOCKS (Cost $1,396,559)		1,202,897

Schedule of Investments
May 31, 2009 (Unaudited)
Purisima Total Return

Shares/Principal Amount	Value

MUTUAL FUNDS - 0.6%
2,258,788	SEI Daily Income Trust Government Fund	$1,931,008

TOTAL MUTUAL FUNDS (Cost $1,931,008)	1,931,008

TOTAL INVESTMENTS (Cost $371,560,454) + : 99.7%	321,741,824
Other Assets in Excess of Liabilities : 0.3%	1,127,111
NET ASSETS : 100.0%	$322,868,935

ADR - American Depository Receipt
GDR - Global Depository Receipt
(a) Non-Income Producing

+ At May 31, 2009, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes	$371,560,454
Gross tax unrealized appreciation	24,440,431
Gross tax unrealized depreciation	(74,259,062)
Net tax unrealized appreciation	$(49,818,630)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at May 31, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of May 31, 2009:

	Investments	Other
	in	Financial
Description	Securities	Instruments++
Level 1 - Quoted prices	$321,313,171	-
Level 2 - Other significant observable inputs	$428,653	-
Level 3 - Significant unobservable inputs	$-	-
Total	$321,741,824	-

++Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Schedule of Investments
May 31, 2009 (Unaudited)
Purisima Total Return

Industry	% of Net Assets
Oil, Gas & Consumable Fuels	14.1%
Metals & Mining	9.6%
Pharmaceuticals	6.9%
Commercial Banks	5.7%
Software	5.4%
Wireless Telecommunication Services	4.0%
Food Products	3.8%
Capital Markets	3.7%
Communications Equipment	3.7%
Energy Equipment & Services	3.3%
Household Durables	3.3%
Industrial Conglomerates	3.3%
Chemicals	3.2%
Semiconductors & Semiconductor Equipment	3.1%
Computers & Peripherals	2.9%
Machinery	2.8%
Aerospace & Defense	2.5%
Beverages	2.5%
Electric Utilities	1.7%
Electrical Equipment	1.6%
Food & Staples Retailing	1.6%
Diversified Telecommunication Services	1.4%
Automobiles	1.3%
Insurance	1.3%
Hotels, Restaurants & Leisure	1.1%
Household Products	1.1%
Multiline Retail	1.1%
Real Estate Management & Development	1.1%
Media	1.0%
Diversified Financial Services	0.7%
Electronic Equipment & Instruments	0.2%
Marine	0.1%
Internet Software & Services	0.0%

Total Investment in Securities	99.1%
Cash Equivalent	0.6%
Other Assets in Excess of Liabilities	0.3%
TOTAL NET ASSETS	100.0%

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Purisima Funds

By   /s/ Kenneth L. Fisher
                              Kenneth L. Fisher, President

Date  July 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Kenneth L. Fisher
                             Kenneth L. Fisher, President

Date  July 21, 2009

By  /s/ Michael Ricks
                             Michael Ricks, Treasurer

Date  July 21, 2009